Summary of Net Investment Income by Investment Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of net investment income by investment type
Gross investment income	$ 2,201	$ 2,043	$ 1,959
Investment expenses	62	61	59
Net investment income	2,139	1,982	1,900
Fixed maturity securities [Member]
Summary of net investment income by investment type
Gross investment income	1,781	1,646	1,575
Mortgage loans, net of allowance [Member]
Summary of net investment income by investment type
Gross investment income	407	390	362
Alternative Investments [Member]
Summary of net investment income by investment type
Gross investment income	(60)	(56)	(32)
Policy loans [Member]
Summary of net investment income by investment type
Gross investment income	52	51	51
Other [Member]
Summary of net investment income by investment type
Gross investment income	$ 21	$ 12	$ 3